Retirement Plans (Schedule Of Assumptions Used To Determine Benefit Obligations) (Details)	Jan. 31, 2011	Jan. 31, 2010
Retirement Plans
Discount rate	5.60%	5.50%
Rate of compensation increase	4.40%	4.30%